Financial Risk Management - Vasta Platform (Successor) (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial Risk Management
Schedule of Interest rates contracted
	December 31, 2020	December 31, 2019	Interest rate
Bonds
Private Bonds – 5th Issuance - serie 1 (Note 14)	100,892	101,802	CDI + 1.15% p.a.
Private Bonds – 5th Issuance - serie 2 (Note 14)	102,868	101,765	CDI + 1.00% p.a.
Private Bonds – 6th Issuance - serie 1 (Note 14)	-	305,368	CDI + 0.90% p.a.
Private Bonds – 6th Issuance - serie 2 (Note 14)	206,733	204,047	CDI + 1.70% p.a.
Private Bonds – 7th Issuance - single (Note 14)	381,850	814,086	CDI + 1.15% p.a.
Private Bonds – 8th Issuance - single (Note 14)	-	113,879	CDI + 1.00% p.a.
Financing and Lease Liabilities - Mind Makers (Note 14)	998	-	TJPLP + 5% p.a.
Lease Liabilities (Note 16)	173,103	153,714	IPCA
Accounts Payable for Business Combination (Note 18)	48,055	10,941	100% CDI
Loans from related parties (Note 20)	20,884	29,192	CDI + 3.57%
	1,035,383	1,834,794

Schedule of financial liabilities by maturity ranges
December 31, 2020	Less than one year	Between one and two years	Over two years	Total
Bonds (Note 14)	502,882	290,459	-	793,341
Lease Liabilities (Note 16)	18,263	30,968	123,872	173,103
Accounts Payable for business combination (Note 18)	17,132	13,811	17,112	48,055
Suppliers (Note 15)	168,941	-	-	168,941
Reverse Factoring (Note 15)	110,513	-	-	110,513
Other liabilities - related parties (Note 20)	135,307	-	-	135,307
Loans from related parties (Note 20)	20,884	-	-	20,884
	973,922	335,238	140,984	1,450,144

Schedule of financial liabilities by maturity ranges for estimated amounts payable based on undiscounted contractual amounts
December 31, 2020	Less than one year	Between one and two years	Over two years	Total
Bonds	520,699	300,750	-	821,449
Lease Liabilities	18,836	31,940	127,762	178,538
Accounts Payable for business combination	17,739	14,300	17,718	49,758
Suppliers	168,941	-	-	168,941
Reverse Factoring	117,796	-	-	117,796
Other liabilities - related parties	135,307	-	-	135,307
Loans from related parties	21,667	-	-	21,667
	1,000,986	346,991	145,480	1,493,457

Schedule of sensitivity analysis of potential losses from financial instruments
	Index - % per year	Balance as of December 31, 2020	Base scenario	Scenario I	Scenario II
Financial Assets	101.7% of CDI	300,147	8,418	10,523	12,627
Marketable Securities	104% CDI	491,102	13,774	17,217	20,661
		791,249	22,192	27,740	33,288

Accounts Payable for Business Combination	100% of CDI	(48,055)	(1,325)	(1,657)	(1,988)
Loans from related parties	CDI + 3.57%	(20,884)	(1,321)	(1,465)	(1,609)
Bonds	CDI + 1.15%	(793,341)	(31,002)	(36,472)	(41,942)
		(862,280)	(33,648)	(39,594)	(45,539)

Net exposure		(71,031)	(11,456)	(11,854)	(12,251)

Interest Rate -% p.a	-	-	2.76%	3.45%	4.14%
	-	-	-	25%	50%

Vasta Platform (Successor)
Financial Risk Management
Schedule of Interest rates contracted
	At December 31, 2019	At December 31, 2018	Interest rate
Bonds
Private Bonds – 4th Issuance	—	613,001	CDI + 0,90% p.a.
Private Bonds – 4th Issuance	—	204,334	CDI + 1,70% p.a.
Private Bonds – 5th Issuance	101,802	821,221	CDI + 1,15% p.a.
Private Bonds – 5th Issuance	101,765	—	CDI + 1,00% p.a.
Private Bonds – 6th Issuance	305,368	—	CDI + 0,90% p.a.
Private Bonds – 6th Issuance	204,047	—	CDI + 1,70% p.a.
Private Bonds – 7th Issuance	814,086	—	CDI + 1,15% p.a.
Private Bonds – 8th Issuance	113,879	—	CDI + 1,00% p.a.
Financing and Lease Liabilities	153,714	19,911	IPCA
Accounts Payable for Business Combination	10,941	10,708	100% CDI
Total	1,805,602	1,669,175

Schedule of financial liabilities by maturity ranges
At December 31, 2019	Less than one year	Between one and two years	Over two years	Total
Bonds	440,947	1,200,000	—	1,640,947
Lease Liabilities	7,101	29,323	117,290	153,714
Accounts Payable for business combination	1,772	1,030	8,139	10,941
Suppliers	128,728	—	—	128,728
Reverse Factoring	94,930	—	—	94,930
Suppliers - related Parties	207,174	—	—	207,174
Other liabilities - related parties	49,244	—	—	49,244
Loans from related parties	29,192	—	—	29,192
	959,088	1,230,353	125,429	2,314,870

Schedule of financial liabilities by maturity ranges for estimated amounts payable based on undiscounted contractual amounts
At December 31, 2019	Less than one year	Between one and two years	Over two years	Total
Bonds	467,227	1,271,519	—	1,738,746
Lease Liabilities	7,357	30,379	121,512	159,248
Accounts Payable for business combination	1,878	1,091	8,624	11,593
Suppliers	128,728	—	—	128,728
Reverse Factoring	101,186	—	—	101,186
Suppliers - related parties	222,090	—	—	222,090
Other liabilities - related parties	49,244	—	—	49,244
Loans from related parties	29,192	—	—	29,192
	1,006,901	1,302,989	130,137	2,440,027

Schedule of sensitivity analysis of potential losses from financial instruments
	Index - % per year	Balance as Of December 31, 2019	Base scenario	Scenario I	Scenario II
Financial Assets	101,7% of CDI	42,539	2,578	3,223	3,868
Accounts Payable for Business Combination	100% of CDI	(10,941)	(652)	(815)	(978)
Bonds	CDI + 1,15	(1,640,947)	(116,670)	(145,837)	(175,005)
		(1,651,888)	(117,322)	(146,652)	(175,983)
Net exposure		(1,609,349)	(114,744)	(143,429)	(172,115)